Share-Based Compensation (Details) ¥ in Thousands						1 Months Ended	6 Months Ended
	Mar. 30, 2026 shares	Dec. 15, 2025 shares	Nov. 17, 2025	Oct. 24, 2024 shares	Jun. 15, 2018 shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2025 CNY (¥) shares	Jun. 14, 2026 $ / shares	Jun. 01, 2026 $ / shares
Share-Based Compensation [Line Items]
Vesting period							4 years
Number of ordinary shares issued				58,002,480
Prepaid assets | ¥							¥ 291,944
Number of options granted							22,376,760,000
Number of share options granted							22,376,760,000
Price per share | $ / shares									$ 0.002	$ 0.0018
Restricted Shares [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses | ¥							¥ 24,700	¥ 9,000
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of ordinary shares issued	21,139,464,000	1,237,314,316
2023 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Shares reserved for issuance							169,172,564
2023 Share Incentive Plan [Member] | Minimum [Member] | Restricted Shares [Member]
Share-Based Compensation [Line Items]
Vesting period
2023 Share Incentive Plan [Member] | Maximum [Member] | Restricted Shares [Member]
Share-Based Compensation [Line Items]
Vesting period							4 years
Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Number of options granted					15,473,653
Number of share options granted					15,473,653
Share Incentive Plan [Member] | Restricted Shares [Member]
Share-Based Compensation [Line Items]
Number of restricted shares					13,740,480
Share Incentive Plan [Member] | Restricted Shares [Member] | Best Cars [Member]
Share-Based Compensation [Line Items]
Consideration value of restricted share awards | ¥
Number of ordinary shares issued						38,723,321
2025 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Number of options granted							22,376,760,000
Number of share options granted							22,376,760,000
2025 Equity Incentive Plan [Member] | Class A Ordinary Shares [Member] | Restricted Shares [Member]
Share-Based Compensation [Line Items]
Restricted shares granted		1,237,314,316
2025 Equity Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation [Line Items]
Vesting period
2025 Equity Incentive Plan [Member] | Minimum [Member] | Restricted Shares [Member]
Share-Based Compensation [Line Items]
Vesting period
2025 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Vesting period			5 years
2025 Equity Incentive Plan [Member] | Maximum [Member] | Restricted Shares [Member]
Share-Based Compensation [Line Items]
Vesting period							5 years
2026 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Number of options granted							59,577,600
Number of share options granted							59,577,600